Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bridgecrest Acceptance Corporation (the “Company”)
Deutsche Bank Securities Inc.

Wells Fargo Securities, LLC

Citigroup Global Markets Inc.
(together, the “Specified Parties”)

Re: DT Auto Owner Trust 2018-2, Asset-Backed Notes (the “Notes”) – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “1. Statistical - 2018-2 Randomly Selected $600M 4-30-18.xlsx” (the “Data File”) provided by the Company on May 2, 2018, containing certain information related to 34,747 automobile retail installment sale contracts secured by used automobiles, light duty trucks, vans and minivans (“Auto Loans”) as of April 30, 2018, which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Title Document” means a scanned image of the Certificate of Title, Title Application, Notice of Lien, Notice of Security Interest Filing, Lien Entry Form or Vintek Lien and Title Information Report.

•	The term “Insurance Document” means a scanned image of the Agreement to Provide Insurance, Insurance Verification Form, Certificate of Insurance, Confirmation of Insurance Form, Evidence of Insurance Form, Insurance Application, Insurance Binder Form, Insurance Card, Insurance Declaration Form, Letter of Coverage, Insurance Summary, Statement of Coverage, Verbal Verification of Insurance, or screenshot from the Company’s Insurance Verification system.

•	The term “Vision” means the Company’s loan servicing module within the Company’s Integrated Operation System

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative

(“KPMG International”), a Swiss entity.

•	The term “Loan File” means some or all of the following documents for each of the Selected Auto Loans (defined below): Installment Sale Contract, screenshots from Vision, Title Document, Credit Application, and Insurance Document furnished by the Company, which was represented by the Company to be either the original Loan File, a copy of the original Loan File, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Installment Sale Contract by the borrower.

I.	The Selected Auto Loans

The Company instructed us to select a random sample of 150 Auto Loans from the Data File (the “Selected Auto Loans”). A listing of the Selected Auto Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of Auto Loans that we were instructed to randomly select from the Data File.

II.	The Data File

A.	For each of the Selected Auto Loans, we compared or recomputed the specified attributes listed below contained in the Data File to or using the corresponding information contained in the Loan File. The Specified Parties indicated that the absence of any of the specified documents in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the specified attributes, utilizing instructions provided by the Company, as applicable, constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attribute	Loan File/Instructions

Borrower Name	Installment Sale Contract

Original Amount Financed	Installment Sale Contract

Original Term	Recomputed the Original Term using the First Payment Date and the Original Maturity Date appearing in the Installment Sale Contract.

Scheduled Monthly Payment	Recomputed the Scheduled Monthly Payment using the Number of Payments and the payment frequency appearing in the Installment Sale Contract. In the event the Installment Sale Contract did not list the payment frequency, we were instructed by the Company to use information provided in screenshots from Vision.

Annual Percentage Rate (“APR”)	Installment Sale Contract

New vs. Used	Installment Sale Contract

Origination Date	Installment Sale Contract

First Payment Date	Installment Sale Contract

Original Maturity Date	Installment Sale Contract

Borrower’s State	Installment Sale Contract. In the event the information did not agree, we were instructed by the Company to consider the information to be in agreement if the Borrower’s State in the Data File matched the corresponding information available in the Title Document or in screenshots from Vision.

2

B.	In addition to the procedures described above, for each Selected Auto Loan, we observed the presence of the following in the Loan File:

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

•	Title Document. We were instructed by the Company to observe that “Bridgecrest Acceptance Corporation,” “DriveTime Acceptance Corporation,” “DT Acceptance Corp.,” or “DriveTime” appeared in the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	Proof of Insurance Policy. The Company informed us that an Insurance Document listing an insurance company name was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

The information regarding the Selected Auto Loans was found to be in agreement with the respective information contained in the Loan Files, except as noted in Exhibit B. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on information included in the Data File, the Loan Files, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Auto Loans, (ii) the reliability or accuracy of the Data File or the Loan Files which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

3

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
May 23, 2018

4

Exhibit A

The Selected Auto Loans

Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number

1	20182001	51	20182051	101	20182101
2	20182002	52	20182052	102	20182102
3	20182003	53	20182053	103	20182103
4	20182004	54	20182054	104	20182104
5	20182005	55	20182055	105	20182105
6	20182006	56	20182056	106	20182106
7	20182007	57	20182057	107	20182107
8	20182008	58	20182058	108	20182108
9	20182009	59	20182059	109	20182109
10	20182010	60	20182060	110	20182110
11	20182011	61	20182061	111	20182111
12	20182012	62	20182062	112	20182112
13	20182013	63	20182063	113	20182113
14	20182014	64	20182064	114	20182114
15	20182015	65	20182065	115	20182115
16	20182016	66	20182066	116	20182116
17	20182017	67	20182067	117	20182117
18	20182018	68	20182068	118	20182118
19	20182019	69	20182069	119	20182119
20	20182020	70	20182070	120	20182120
21	20182021	71	20182071	121	20182121
22	20182022	72	20182072	122	20182122
23	20182023	73	20182073	123	20182123
24	20182024	74	20182074	124	20182124
25	20182025	75	20182075	125	20182125
26	20182026	76	20182076	126	20182126
27	20182027	77	20182077	127	20182127
28	20182028	78	20182078	128	20182128
29	20182029	79	20182079	129	20182129
30	20182030	80	20182080	130	20182130
31	20182031	81	20182081	131	20182131
32	20182032	82	20182082	132	20182132
33	20182033	83	20182083	133	20182133
34	20182034	84	20182084	134	20182134
35	20182035	85	20182085	135	20182135
36	20182036	86	20182086	136	20182136
37	20182037	87	20182087	137	20182137
38	20182038	88	20182088	138	20182138
39	20182039	89	20182089	139	20182139
40	20182040	90	20182090	140	20182140
41	20182041	91	20182091	141	20182141
42	20182042	92	20182092	142	20182142
43	20182043	93	20182093	143	20182143
44	20182044	94	20182094	144	20182144
45	20182045	95	20182095	145	20182145
46	20182046	96	20182096	146	20182146
47	20182047	97	20182097	147	20182147
48	20182048	98	20182098	148	20182148
49	20182049	99	20182099	149	20182149
50	20182050	100	20182100	150	20182150

Note: The Company has assigned a unique Loan ID number to each Auto Loan in the Data File. The Auto Loan Numbers referred to in this Exhibit are not the Loan ID number.

Exhibit B

Exception List

Selected Auto Loan Number	Attribute	Per Data File	Per Loan Files

16	Presence of Signed Credit Application	N/A	Document not found

45	Presence of Signed Credit Application	N/A	Document not found

118	Presence of Signed Credit Application	N/A	Document not found